Marketable Securities (Details) - Schedule of marketable securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Matures within one year:
Amortized cost	$ 283,774	$ 177,949
Gross unrealized gain	12	625
Gross unrealized loss	(17,436)	(1,189)
Fair value	266,350	177,385
Matures within one year: Corporate debentures [Member]
Matures within one year:
Amortized cost	13,394	25,430
Gross unrealized gain		170
Gross unrealized loss	(176)
Fair value	13,218	25,600
Matures within one year: Government debentures [Member]
Matures within one year:
Amortized cost	7,356	2,507
Gross unrealized gain		9
Gross unrealized loss	(194)
Fair value	7,162	2,516
Matures within one year [Member]
Matures within one year:
Amortized cost	20,750	27,937
Gross unrealized gain		179
Gross unrealized loss	(370)
Fair value	20,380	28,116
Matures after one through four years: Corporate debentures [Member]
Matures within one year:
Amortized cost	254,909	140,364
Gross unrealized gain	12	435
Gross unrealized loss	(16,573)	(1,090)
Fair value	238,348	139,709
Matures after one through four years: Government debentures [Member]
Matures within one year:
Amortized cost	8,115	9,648
Gross unrealized gain		11
Gross unrealized loss	(493)	(99)
Fair value	7,622	9,560
Matures after one through four years [Member]
Matures within one year:
Amortized cost	263,024	150,012
Gross unrealized gain	12	446
Gross unrealized loss	(17,066)	(1,189)
Fair value	$ 245,970	$ 149,269